Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Beginning balance	£ 7,401
Share-based payments expense during the year	1,931	£ 2,446
Issuance of warrants	41	70
Ending balance	7,401
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	132,680	129,835
Share-based payments expense during the year	1,931	2,446
Share options exercise		(82)
Extinguishment and issuance of Novartis Loan Note	347
Issuance of warrants	41	70
Ending balance	134,999	132,269
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	26,806	23,026
Share-based payments expense during the year	1,931	2,446
Share options exercise		(82)
Ending balance	28,737	25,390
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	31,838	32,843
Extinguishment and issuance of Novartis Loan Note	347
Ending balance	32,185	32,843
Other Warrents Issued [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	114	44
Issuance of warrants	41	70
Ending balance	155	114
Merger reserve [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	40,818	40,818
Ending balance	40,818	40,818
Other Reserve [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	33,104	33,104
Ending balance	£ 33,104	£ 33,104